Operating Segments and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Revenue by geographic area	The following tables set forth revenue and net long-lived assets by geographic area:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
Revenue
United States, country of domicile	$160,833	$144,776	$125,682
United Kingdom	38,526	31,649	28,422
All other international	147,097	126,446	109,414
Total revenue	$346,456	$302,871	$263,518

Long-lived assets by geographic area

	December 31,
	2021	2020

	(in thousands)
Long-lived assets, net
United States, country of domicile	$20,130	$4,774
Switzerland	11,293	10,202
Canada	895	1,126
All other international	6,430	3,488
Total long-lived assets, net	$38,748	$19,590